CAPITAL - Risk-Based Capital (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer-Fully Phased-In	2.50%
Banking Regulation, Total Risk-Based Capital, Excess, Actual	$ 406,000
Banking Regulation, Risk-Based Information [Abstract]
Banking Regulation, Common Equity Tier One Risk-Based Capital, Actual	$ 1,399,420	$ 1,262,789
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual	0.1083	0.1085
Banking Regulation, Common Equity Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 904,626	$ 814,954
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	0.070	0.0700
Banking Regulation, Tier One Risk-Based Capital [Abstract]
Banking Regulation, Tier One Risk-Based Capital, Actual	$ 1,443,698	$ 1,306,571
Banking Regulation, Tier One Risk-Based Capital Ratio, Actual	0.1117	0.1122
Banking Regulation, Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 1,098,475	$ 989,587
Banking Regulation, Tier One Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.085	0.0850
Banking Regulation, Total Capital [Abstract]
Banking Regulation, Total Capital, Actual	$ 1,762,971	$ 1,642,549
Banking Regulation, Total Risk-Based Capital Ratio, Actual	0.1364	0.1411
Banking Regulation, Total Risk-Based Capital, Capital Adequacy, Minimum	$ 1,356,939	$ 1,222,431
Banking Regulation, Total Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.1050	0.1050
Banking Regulation, Tier One Leverage Capital [Abstract]
Banking Regulation, Tier One Leverage Capital, Actual	$ 1,443,698	$ 1,306,571
Banking Regulation, Tier One Leverage Capital Ratio, Actual	0.0889	0.0870
Banking Regulation, Tier One Leverage Capital, Capital Adequacy, Minimum	$ 649,636	$ 600,410
Banking Regulation, Tier One Leverage Capital Ratio, Capital Adequacy, Minimum	0.0400	0.0400
Subsidiaries [Member]
Banking Regulation, Risk-Based Information [Abstract]
Banking Regulation, Common Equity Tier One Risk-Based Capital, Actual	$ 1,581,328	$ 1,513,175
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual	0.1226	0.1302
Banking Regulation, Common Equity Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 903,244	$ 813,731
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	0.0700	0.0700
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	$ 838,726	$ 755,607
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	6.50%	6.50%
Banking Regulation, Tier One Risk-Based Capital [Abstract]
Banking Regulation, Tier One Risk-Based Capital, Actual	$ 1,581,900	$ 1,513,708
Banking Regulation, Tier One Risk-Based Capital Ratio, Actual	0.1226	0.1302
Banking Regulation, Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 1,096,796	$ 988,102
Banking Regulation, Tier One Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.0850	0.0850
Tier One Risk Based Capital Required For Capital Adequacy With Buffer To Risk Weighted Assets	0.0800	0.0800
Capital Required for Capital Adequacy to Risk Weighted Assets	$ 1,032,278	$ 929,978
Banking Regulation, Total Capital [Abstract]
Banking Regulation, Total Capital, Actual	$ 1,640,671	$ 1,589,570
Banking Regulation, Total Risk-Based Capital Ratio, Actual	0.1271	0.1367
Banking Regulation, Total Risk-Based Capital, Capital Adequacy, Minimum	$ 1,354,865	$ 1,220,597
Banking Regulation, Total Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.1050	0.1050
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	$ 1,290,348	$ 1,162,473
Banking Regulation, Total Risk-Based Capital Ratio, Well Capitalized, Minimum	0.1000	0.1000
Banking Regulation, Tier One Leverage Capital [Abstract]
Banking Regulation, Tier One Leverage Capital, Actual	$ 1,581,900	$ 1,513,708
Banking Regulation, Tier One Leverage Capital Ratio, Actual	0.0976	0.1010
Banking Regulation, Tier One Leverage Capital, Capital Adequacy, Minimum	$ 648,607	$ 599,578
Banking Regulation, Tier One Leverage Capital Ratio, Capital Adequacy, Minimum	0.0400	0.0400
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	$ 810,759	$ 749,472
Banking Regulation, Tier One Leverage Capital Ratio, Well Capitalized, Minimum	0.0500	0.0500